Net income (loss) per common share - Reconciliation of denominator used for calculation of basic and diluted net income (loss) per common share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Denominator for basic net income (loss) per common share	86,768,589	89,783,883
Effect of dilutive stock options	56,359	0
Denominator for diluted net income (loss) per common share	86,824,948	89,783,883